CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and cash equivalents	$ 663,811	$ 985,004	$ 2,172,267
Accounts receivable	8,690,296	6,487,042	3,987,628
Accounts receivable - related party	424,263
Advance to suppliers	825,912	277,081	161,769
Inventory	958,974	1,017,704	2,298,151
Due from related party			137,692
Other current assets	242,665	175,323	232,632
Deferred tax asset	117,928	115,237	71,848
Total Current Assets	11,923,849	9,057,391	9,061,987
Non-Current Assets
Deferred tax assets	18,813
Heritage and cultural assets	125,554
Plant, property and equipment, net	8,360,482	8,192,937	3,225,472
Construction in progress	115,891	75,498	596,527
Other assets	618,085
Intangible assets, net	477,257	471,812	468,173
Total Non-Current Assets	9,716,082	8,740,247	4,290,172
Total Assets	21,639,931	17,797,638	13,352,159
Current Liabilities
Accounts payable	3,243,770	1,160,634	994,751
Notes payable	80,000
Advance from customers	6,746	25,016	120,884
Accrued expenses and other payables	838,166	1,065,421	780,359
Taxes payable	475,954	197,785	84,551
Due to related party		197,776
Total Current Liabilities	4,644,636	2,646,632	1,980,545
Noncurrent Liabilities
Deferred rent payable	50,786	43,169	37,076
Deferred tax liability, net	20,118	1,274	3,358
Income taxes payable	2,445,570	2,368,795	1,418,702
Total Noncurrent Liabilities	2,516,474	2,413,238	1,459,136
Total Liabilities	7,161,110	5,059,870	3,439,681
Contingencies and Commitments	0	0	0
Stockholders' Equity
Common stock, $0.001 par value; 75,000,000 shares authorized, 14,900,000, 9,685,000, and 9,685,000 shares issued and outstanding as of June 30, 2011, December 31, 2010 and 2009, respectively	14,900	9,685	9,685
Additional paid in capital	13,217,600	10,902,815	10,402,815
Subscription receivable	(2,400,000)
Statutory reserves	6,241	6,241	6,241
Accumulated other comprehensive income	1,847,741	1,611,756	1,316,885
Retained earnings (accumulated deficit)	1,792,339	207,271	(1,823,148)
Total Stockholders' Equity	14,478,821	12,737,768	9,912,478
Total Liabilities and Stockholders' Equity	$ 21,639,931	$ 17,797,638	$ 13,352,159